Sep. 30, 2023
Prospectus #1 | Calvert Growth Allocation Fund
Calvert Growth Allocation Fund
Investment Objective
The Fund's investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 49 of this Prospectus and page 16 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies

The Fund is a “fund-of-funds” that seeks to achieve its investment objective by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 80%-100% of its net assets in funds that invest primarily in equity securities and up to 20% of its net assets in funds that invest primarily in income securities. The Fund may also invest 0% to 10% of net assets in cash and short-term money market instruments. The Fund invests in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy will incorporate both historical and forward-looking risk and return characteristics of various asset classes and correlations among asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; (2) exchange-traded funds (“ETFs”); and (3) U.S. Treasury securities, including Treasury-Inflation Protected Securities. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash.  The Fund may also lend its securities.

The above asset allocation percentages are allocation targets; the Fund’s actual allocation may deviate from these targets at any time. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Responsible Investing.  In accordance with its asset allocation strategy, the Fund will invest in Calvert income and equity funds that consider responsible investment criteria.  The underlying fund portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The underlying funds generally invest in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Principal Risks

Fund-of-Funds Structure. The Fund invests in other Calvert funds (“underlying funds”) in a fund-of-funds structure.  The Fund’s asset allocation strategy and its selection of particular underlying funds may cause the Fund to underperform funds with similar investment objectives.  The Fund’s performance is dependent upon the performance of the underlying funds and the Fund is subject to all of the risks of the underlying funds.  The risks discussed herein are the principal risks applicable to the Fund either directly or through its investment in the underlying funds and accordingly, references to the Fund below may be to the Fund or one or more underlying funds.

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines in value, the value of the Fund’s equity securities will also likely decline.  Although prices can rebound, there is no assurance that values will return to previous levels.

Large-Cap Growth and Value Risk. Because the Fund may invest in stocks of large-cap growth and/or value companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders.  The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors.  Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached.  The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants.  Loans to entities located outside of the U.S. (including loans to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.  Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.  Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.

Borrowing Risk. The Fund may invest in underlying funds that borrow for investment purposes.  Borrowing cash to increase investments (sometimes referred to as “leverage”) may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowing. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by applicable federal securities laws and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount. Borrowings involve additional expense to the Fund.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer's country and, in the case of depositary receipts traded on foreign markets, currency risk.

Emerging Markets Investment Risk.  Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors.  Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Smaller and Mid-Sized Company Risk.  The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.  Certain instruments held by the Fund were historically based on the London Interbank Offered Rate (“LIBOR”), which was the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR historically was used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. Upon a determination by regulators to phase out the use of LIBOR, market participants have been transitioning to the use of alternative reference rates over the past few years.  As of June 30, 2023, the administrator of LIBOR ceased publishing LIBOR settings.  The impact of the transition away from LIBOR on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Credit Risk. Investments in fixed income and other debt obligations, including loans, (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate.  The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity.  Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets.  Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund’s performance may be impacted. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and a blended benchmark. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CRM became the investment adviser to the Fund on December 31, 2016.  Performance reflected prior to such date is that of the Fund’s former investment adviser.  The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2023, the highest quarterly total return for Class A was 19.52% for the quarter ended June 30, 2020 and the lowest quarterly return was -20.47% for the quarter ended March 31, 2020.

These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.   The Class I performance shown above for the period prior to May 20, 2016 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. The Class R6 performance shown above for the period prior to February 1, 2022 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

Source for the MSCI All-Country World Ex US Investable Market Index: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Prospectus #1 | Calvert Growth Allocation Fund | Risk Lose Money
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Prospectus #1 | Calvert Growth Allocation Fund | Risk Not Insured Depository Institution
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus #1 | Calvert Conservative Allocation Fund
Calvert Conservative Allocation Fund
Investment Objective
The Fund's investment objective is to seek current income and capital appreciation, consistent with the preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 49 of this Prospectus and page 16 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies

The Fund is a “fund-of-funds” that seeks to achieve its investment objectives by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 50%-80% of its net assets in funds that invest primarily in income securities and 20% to 50% of its net assets in funds that invest primarily in equity securities. The Fund may also invest 0% to 10% of its net assets in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations among asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; (2) exchange-traded funds (“ETFs”); and (3) U.S. Treasury securities, including Treasury-Inflation Protected Securities. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash. The Fund may also lend its securities.

The above asset allocation percentages are allocation targets; the Fund’s actual allocation may deviate from these targets at any time. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Responsible Investing.  In accordance with its asset allocation strategy, the Fund will invest in Calvert income and equity funds that consider responsible investment criteria.  The underlying fund portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The underlying funds generally invest in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Principal Risks

Fund-of-Funds Structure. The Fund invests in other Calvert funds (“underlying funds”) in a fund-of-funds structure.  The Fund’s asset allocation strategy and its selection of particular underlying funds may cause the Fund to underperform funds with similar investment objectives.  The Fund’s performance is dependent upon the performance of the underlying funds and the Fund is subject to all of the risks of the underlying funds.  The risks discussed herein are the principal risks applicable to the Fund either directly or through its investment in the underlying funds and accordingly, references to the Fund below may be to the Fund or one or more underlying funds.

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.  Certain instruments held by the Fund were historically based on the London Interbank Offered Rate (“LIBOR”), which was the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR historically was used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. Upon a determination by regulators to phase out the use of LIBOR, market participants have been transitioning to the use of alternative reference rates over the past few years.  As of June 30, 2023, the administrator of LIBOR ceased publishing LIBOR settings.  The impact of the transition away from LIBOR on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Credit Risk. Investments in fixed income and other debt obligations, including loans, (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate.  The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity.  Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets.  Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S.

Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Absolute Return Strategy.  The Fund may invest in underlying funds that employ an “absolute return” investment approach. A fund that employs an absolute return strategy typically benchmarks itself to an index of cash instruments and seeks to achieve returns that are largely independent of broad movements in stocks and bonds. Unlike equity funds, such funds should not be expected to benefit from general equity market returns.  Different from fixed income funds, such funds may not generate current income and should not be expected to experience price appreciation as interest rates decline.  Although an underlying fund’s investment adviser seeks to maximize absolute return, an underlying fund may not generate positive returns and may suffer losses.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders.  The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors.  Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached.  The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants.  Loans to entities located outside of the U.S. (including loans to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.  Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.  Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.

Borrowing Risk. The Fund may invest in underlying funds that borrow for investment purposes.  Borrowing cash to increase investments (sometimes referred to as “leverage”) may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowing. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by applicable federal securities laws and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount. Borrowings involve additional expense to the Fund.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer's country and, in the case of depositary receipts traded on foreign markets, currency risk.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Emerging Markets Investment Risk.  Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors.  Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines in value, the value of the Fund’s equity securities will also likely decline.  Although prices can rebound, there is no assurance that values will return to previous levels.

Smaller and Mid-Sized Company Risk.  The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

Large-Cap Growth and Value Risk. Because the Fund may invest in stocks of large-cap growth and/or value companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund’s performance may be impacted. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and a blended benchmark. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calvert Research and Management (“CRM”) became the investment adviser to the Fund on December 31, 2016.  Performance reflected prior to such date is that of the Fund’s former investment adviser.  The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2023, the highest quarterly total return for Class A was 10.37% for the quarter ended June 30, 2020 and the lowest quarterly return was -8.82% for the quarter ended March 31, 2020.

These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.  The Class I performance shown above for the period prior to May 20, 2016 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. The Class R6 performance shown above for the period prior to February 1, 2022 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

Source for the MSCI All-Country World Ex US Investable Market Index: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.   After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Prospectus #1 | Calvert Conservative Allocation Fund | Risk Lose Money
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Prospectus #1 | Calvert Conservative Allocation Fund | Risk Not Insured Depository Institution
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus #1 | Calvert Moderate Allocation Fund
Calvert Moderate Allocation Fund
Investment Objectives
The Fund's investment objective is to seek long-term capital appreciation and growth of income, with current income a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 49 of this Prospectus and page 16 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies

The Fund is a “fund-of-funds” that seeks to achieve its investment objectives by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 50%-80% of its net assets in funds that invest primarily in equity securities and 20% to 50% of its net assets in funds that invest primarily in income securities. The Fund may also invest 0% to 10% of its net assets in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations among asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; (2) exchange-traded funds (“ETFs”); and (3) U.S. Treasury securities, including Treasury-Inflation Protected Securities. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash. The Fund may also lend its securities.

The above asset allocation percentages are allocation targets; the Fund’s actual allocation may deviate from these targets at any time. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Responsible Investing.  In accordance with its asset allocation strategy, the Fund will invest in Calvert income and equity funds that consider responsible investment criteria.  The underlying fund portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The underlying funds generally invest in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Principal Risks

Fund-of-Funds Structure. The Fund invests in other Calvert funds (“underlying funds”) in a fund-of-funds structure.  The Fund’s asset allocation strategy and its selection of particular underlying funds may cause the Fund to underperform funds with similar investment objectives.  The Fund’s performance is dependent upon the performance of the underlying funds and the Fund is subject to all of the risks of the underlying funds.  The risks discussed herein are the principal risks applicable to the Fund either directly or through its investment in the underlying funds and accordingly, references to the Fund below may be to the Fund or one or more underlying funds.

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines in value, the value of the Fund’s equity securities will also likely decline.  Although prices can rebound, there is no assurance that values will return to previous levels.

Large-Cap Growth and Value Risk. Because the Fund may invest in stocks of large-cap growth and/or value companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.  Certain instruments held by the Fund were historically based on the London Interbank Offered Rate (“LIBOR”), which was the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR historically was used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. Upon a determination by regulators to phase out the use of LIBOR, market participants have been transitioning to the use of alternative reference rates over the past few years.  As of June 30, 2023, the administrator of LIBOR ceased publishing LIBOR settings.  The impact of the transition away from LIBOR on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Credit Risk. Investments in fixed income and other debt obligations, including loans, (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate.  The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity.  Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets.  Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Absolute Return Strategy.  The Fund may invest in underlying funds that employ an “absolute return” investment approach. A fund that employs an absolute return strategy typically benchmarks itself to an index of cash instruments and seeks to achieve returns that are largely independent of broad movements in stocks and bonds. Unlike equity funds, such funds should not be expected to benefit from general equity market returns.  Different from fixed income funds, such funds may not generate current income and should not be expected to experience price appreciation as interest rates decline.  Although an underlying fund’s investment adviser seeks to maximize absolute return, an underlying fund may not generate positive returns and may suffer losses.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders.  The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors.  Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached.  The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants.  Loans to entities located outside of the U.S. (including loans to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.  Sovereign entities may be unable or unwilling to meet their obligations under a loan due to budgetary limitations or economic or political changes within the country.  Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.  Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.

Borrowing Risk. The Fund may invest in underlying funds that borrow for investment purposes.  Borrowing cash to increase investments (sometimes referred to as “leverage”) may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowing. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by applicable federal securities laws and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount. Borrowings involve additional expense to the Fund.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer's country and, in the case of depositary receipts traded on foreign markets, currency risk.

Emerging Markets Investment Risk.  Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors.  Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Smaller and Mid-Sized Company Risk.  The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund’s performance may be impacted. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objectives.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.   An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and a blended benchmark. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calvert Research Management (“CRM”) became the investment adviser to the Fund on December 31, 2016.  Performance reflected prior to such date is that of the Fund’s former investment adviser.  The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2023, the highest quarterly total return for Class A was 14.52% for the quarter ended June 30, 2020 and the lowest quarterly return was -14.49% for the quarter ended March 31, 2020.

These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.  The Class I performance shown above for the period prior to May 20, 2016 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of. Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A. The Class R6 performance shown above for the period prior to February 1, 2022 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes.  Investors cannot invest directly in an Index.

Source for the MSCI All-Country World Ex US Investable Market Index: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Prospectus #1 | Calvert Moderate Allocation Fund | Risk Lose Money
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objectives. It is possible to lose money by investing in the Fund.
Prospectus #1 | Calvert Moderate Allocation Fund | Risk Not Insured Depository Institution
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus #2 | Calvert Balanced Fund
Calvert Balanced Fund
Investment Objective

The Fund's investment objective is to seek to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest over a 13-month period at least $50,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 56 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by allocating assets between common stocks and fixed-income securities. Under normal market conditions, the Fund invests between 50% and 75% of its net assets in equity securities and between 25% and 50% of its net assets in fixed-income securities. Stock investments are primarily common stock of large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)), and other asset-backed securities (“ABS”). An investment grade debt security is rated BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as ABS and MBS), or if unrated, determined by the investment adviser to be of comparable credit quality. The Fund may invest up to 15% of its net assets in debt securities rated below investment grade (rated below BBB- by S&P or Fitch, or below Baa3 by Moody’s, or below BBB- by Kroll for securitized debt instruments) and in unrated debt securities determined by the Adviser to be of below investment grade quality (“junk bonds”). For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in publicly-traded real estate investment trusts (“REITs”).

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The investment adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets based on its view of economic and market factors and events.  The equity portion of the Fund is primarily a large cap U.S. portfolio, although the Fund may also invest in foreign stocks (including American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts (“GDRs”)) and small- and mid-cap stocks. Stocks are selected primarily on the basis of fundamental research, utilizing the information provided by, and the expertise of, the investment adviser’s research staff and consideration of the responsible investing criteria described below. The portfolio manager may sell a security when he believes it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options. A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria.

Investment decisions for the fixed-income portion of the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investing criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria.  The portfolio managers may also use rotation and absolute return strategies in their management of the fixed-income portion of the Fund.  The investment adviser manages duration and any hedging of interest rate risk in the fixed-income portion of the Fund through the purchase and sale of U.S. Treasury securities and related futures contracts.  This Fund does not have a specific target for its average fund duration and may invest in bonds and other fixed-income instruments of any maturity.

Incidental to its main investment strategy, the Fund may also use derivatives as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations, to hedge foreign currency exposure, and to assist in managing cash.  The Fund may also lend its securities.

Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Principal Risks

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines in value, the value of the Fund’s equity securities will also likely decline.  Although prices can rebound, there is no assurance that values will return to previous levels.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.  Certain instruments held by the Fund were historically based on the London Interbank Offered Rate (“LIBOR”), which was the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR historically was used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. Upon a determination by regulators to phase out the use of LIBOR, market participants have been transitioning to the use of alternative reference rates over the past few years.  As of June 30, 2023, the administrator of LIBOR ceased publishing LIBOR settings.  The impact of the transition away from LIBOR on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Credit Risk. Investments in fixed-income and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate.  The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity.  Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets.  Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer's country and, in the case of depositary receipts traded on foreign markets, currency risk.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Smaller and Mid-Sized Company Risk.  The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Restricted Securities Risk.  Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%.  A mutual fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate.  Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund’s performance may be impacted. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by

Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with two broad-based securities market indexes and a blended benchmark. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calvert Research and Management (“CRM”) became the investment adviser to the Fund on December 31, 2016.  Performance reflected prior to such date is that of the Fund’s former investment adviser.  The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2023, the highest quarterly total return for Class A was 15.12% for the quarter ended June 30, 2020 and the lowest quarterly return was -12.54% for the quarter ended March 31, 2020.

These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase.  The average annual total returns listed for Class C reflect conversion to Class A shares after eight years.  Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.  The Class R6 performance shown above for the period prior to February 1, 2019 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Prospectus #2 | Calvert Balanced Fund | Risk Lose Money
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Prospectus #2 | Calvert Balanced Fund | Risk Not Insured Depository Institution
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus #2 | Calvert Equity Fund
Calvert Equity Fund
Investment Objective
The Fund's investment objective is to seek growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest over a 13-month period at least $50,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 56 of this Prospectus and on page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock) (the “80% Policy”). The Fund will normally invest in common stocks of companies having market capitalizations that rank among the top 1,000 U.S. listed companies. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts, which are either sponsored or unsponsored, which evidence ownership in underlying foreign stocks). The Fund may invest in mid-cap stocks and in publicly traded real estate investment trusts (“REITs”). The Fund may also lend its securities.

Through investment in high quality companies, portfolio management seeks to build a portfolio that may participate in rising markets while minimizing participation in declining markets.  Quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently grow earnings over the long-term. High quality companies typically have strong balance sheets, sustainable cash flow, enduring competitive advantages, long product cycles, and stable demand over a business cycle, among other characteristics.  The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as additional information.

Responsible Investing.  The portfolio managers are responsible for fundamental analysis and security selection, incorporating environmental, social and governance (“ESG”) information provided by ESG analysts at Calvert Research and Management (“CRM”).  The portfolio managers typically favor high quality companies they believe have sustainable above-average earnings growth potential and are trading below intrinsic value. Sustainable earnings growth potential is determined by fundamental analysis of a company’s financial trends and management; products and services; industry position and conditions; and other factors. Further, the portfolio managers seek to invest in companies that manage ESG risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by CRM’s ESG analysts utilizing The Calvert Principles for Responsible Investment (the “Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by CRM. The Fund generally invests in issuers that are believed by CRM to operate in accordance with the Principles and may also invest in issuers that CRM believes are likely to operate in accordance with the Principles pending CRM’s engagement activity with such issuer. The portfolio managers seek to manage individual security risk through analysis of each security’s risk/reward potential and to manage portfolio risk by constructing a diversified portfolio of what they believe to be attractively valued growth companies.  The portfolio managers may sell a security when its fundamentals deteriorate, when its valuation is no longer attractive, or when other securities are identified to displace a current holding.

Principal Risks

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines in value, the value of the Fund’s equity securities will also likely decline.  Although prices can rebound, there is no assurance that values will return to previous levels.

Large-Cap Growth Risk. Because the Fund normally invests primarily in stocks of large-cap growth companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Smaller and Mid-Sized Company Risk.  The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer's country and, in the case of depositary receipts traded on foreign markets, currency risk.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Sector Risk.  Because the Fund may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

Information Technology Sector Risk. The value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a fund that does not concentrate in companies in the technology sector.

Financials Sector Risk.  To the extent a Fund invests a substantial portion of its assets in the financials sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. The financials sector can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of the financials sector.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund’s performance may be impacted. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CRM became the investment adviser to the Fund on December 31, 2016.  Performance reflected prior to such date is that of the Fund’s current sub-adviser, Atlanta Capital Management, Inc., and its former investment adviser.  The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2023, the highest quarterly total return for Class A was 20.14% for the quarter ended June 30, 2020 and the lowest quarterly return was -13.61% for the quarter ended March 31, 2020.

These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase.  The average annual total returns listed for Class C reflect conversion to Class A shares after eight years.  Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.   The Class R6 performance shown above for the period prior to October 3, 2017 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Prospectus #2 | Calvert Equity Fund | Risk Lose Money
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Prospectus #2 | Calvert Equity Fund | Risk Not Insured Depository Institution
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus #2 | Calvert Focused Value Fund
Calvert Focused Value Fund
Investment Objective
The Fund's investment objective is total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest over a 13-month period at least $50,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 56 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year end, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in large-cap companies, but may invest in common stocks of companies of any market capitalization, including smaller companies. The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Value Index. As of December 31, 2023, the market capitalization of the Russell 1000 Value Index ranged from $270 million to $773.4 billion with a weighted average market capitalization of $139.0 billion. Market capitalizations of companies within the Russell 1000 Value Index are subject to change. The Fund invests primarily in value stocks. Value stocks are stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the intrinsic value of the company.

The Fund generally expects to hold approximately 25 to 35 stocks. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries, and may also invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts, which are either sponsored or unsponsored, that evidence ownership in underlying foreign stocks). The Fund may also invest in publicly traded real estate investment trusts (“REITs”). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions. The Fund may also lend its securities to financial institutions (typically brokers, dealers, and banks) to generate income for the Fund.

Investment decisions are made primarily on the basis of fundamental research and consideration of the responsible investing criteria described below.  The portfolio managers utilize information provided by, and the expertise of the investment adviser’s research staff in making investment decisions.  In selecting securities, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.  Such assessments are made through the analysis of a company’s financial statements, products and services, industry position and conditions, and other factors.  The portfolio managers may sell a security when the investment adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or when other securities are identified to displace a current holding.  The portfolio managers seek to manage investment risk by utilizing fundamental analysis of risk/return characteristics in securities selection and also by maintaining issuer and industry diversification among the Fund’s holdings.

Responsible Investing. The portfolio managers seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser.  Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency.  The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Principal Risks

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations, which are more significant in a focused fund that invests in a limited number of securities; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines in value, the value of the Fund’s equity securities will also likely decline.  Although prices can rebound, there is no assurance that values will return to previous levels.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund’s performance may be impacted. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

Large-Cap Value Risk. Because the Fund normally invests primarily in stocks of large-cap value companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer's country and, in the case of depositary receipts traded on foreign markets, currency risk.

Emerging Markets Investment Risk.  Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors.  Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Smaller Company Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

Healthcare Sector Risk.  To the extent a Fund invests a substantial portion of its assets in the healthcare sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. Companies in the healthcare sector may be adversely affected by, among other things, extensive regulation by state and local governments and governmental agencies, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, costs associated with obtaining and protecting patents, product liability and other claims, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market, economic and public health developments. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence and regulatory risk.

Sector Risk.  Because the Fund may, under certain circumstances, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%.  A mutual fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate.  Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the period ended December 31, 2023, the highest quarterly total return for Class A was 9.63% for the quarter ended December 31, 2023 and the lowest quarterly return was -5.25% for the quarter ended September 30, 2023.

These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class C shares automatically convert to Class A shares eight years after purchase.  The average annual total returns listed for Class C reflect conversion to Class A shares after eight years.  The Fund commenced operations on April 29, 2022.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Prospectus #2 | Calvert Focused Value Fund | Risk Lose Money
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Prospectus #2 | Calvert Focused Value Fund | Risk Not Insured Depository Institution
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus #3 | Calvert Bond Fund
Calvert Bond Fund
Investment Objective
The Fund's investment objective is to seek to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B - Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 81 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 209% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds (“80% Policy”). Bonds include debt securities of any maturity. At least 80% of the Fund’s net assets are invested in investment grade debt securities. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO“),including Moody’s Investors Service, Inc. or Fitch Ratings, or Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as asset-backed securities (”ABS“) and mortgage-backed securities (”MBS“)) or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, taxable municipal obligations and loans.

The Fund may invest in ABS and MBS that represent interests in pools of mortgage loans (MBS) or other assets (ABS) assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. MBS may include collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”).

The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt instruments (commonly known as “junk bonds”), including distressed instruments that are in default.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored.  The Fund may engage in forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.  The Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.”  The Fund may invest in money market instruments.  The Fund may also lend its securities.

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investment criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may also use sector rotation and relative value strategies in their management of the Fund.  The portfolio managers may sell a security when the investment adviser’s valuation target is reached, the fundamentals of the investment change or to pursue more attractive investment options.  A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria.  The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objective. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund seeks to manage duration and any hedging of interest rate risk through the purchase and sale of U.S. Treasury securities and related futures contracts (which are a type of derivative instrument).

Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Principal Risks

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures a fixed-income security’s price sensitivity to changes in the general level of interest rates.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.  Certain instruments held by the Fund were historically based on the London Interbank Offered Rate (“LIBOR”), which was the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR historically was used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. Upon a determination by regulators to phase out the use of LIBOR, market participants have been transitioning to the use of alternative reference rates over the past few years.  As of June 30, 2023, the administrator of LIBOR ceased publishing LIBOR settings.  The impact of the transition away from LIBOR on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Credit Risk. Investments in debt securities (including bonds) and loans (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate.  The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity.  Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets.  Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Convertible and Other Hybrid Securities Risk. Convertible and other hybrid securities (including preferred and convertible instruments) generally possess certain characteristics of both equity and debt securities.  In addition to risks associated with investing in income securities, such as interest rate and credit risks, hybrid securities may be subject to issuer-specific and market risks generally applicable to equity securities. Convertible securities may also react to changes in the value of the common stock into which they convert, and are thus subject to equity investing and market risks. A convertible security may be converted at an inopportune time, which may decrease the Fund’s return.

Preferred Stock Risk.  Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities.  Preferred stocks are subject to issuer-specific risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities.  The value of preferred stock generally declines when interest rates rise and may react more significantly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.

Municipal Obligations Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders.  The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors.  Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached.  The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants.  Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.  Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.  Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Financials Sector Risk.  To the extent a Fund invests a substantial portion of its assets in the financials sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. The financials sector can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of the financials sector.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer's country and, in the case of depositary receipts traded on foreign markets, currency risk.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

When-Issued and Forward Commitment Risk.  Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price.

Restricted Securities Risk.  Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%.  A fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate.  Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%.  A fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate.  Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund’s performance may be impacted. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calvert Research and Management (“CRM”) became the investment adviser to the Fund on December 31, 2016.  Performance reflected prior to such date is that of the Fund’s former investment adviser.  The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2023, the highest quarterly total return for Class A was 6.90% for the quarter ended December 31, 2023 and the lowest quarterly return was -5.50% for the quarter ended March 31, 2022.

These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years.  Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.   The Class R6 performance shown above for the period prior to October 3, 2017 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.   After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Prospectus #3 | Calvert Bond Fund | Risk Lose Money
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Prospectus #3 | Calvert Bond Fund | Risk Not Insured Depository Institution
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.